Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.8%
Aerospace & Defense – 1.6%
Howmet Aerospace Inc	4,002,915	$125,891,677
Teledyne Technologies Inc*	287,625	107,891,014
		233,782,691
Air Freight & Logistics – 2.1%
United Parcel Service Inc	1,649,531	301,105,389
Automobiles – 1.5%
Rivian Automotive Inc - Class A*,#	2,624,321	67,550,023
Tesla Inc*	224,855	151,421,854
		218,971,877
Beverages – 1.7%
Constellation Brands Inc	1,064,435	248,077,221
Biotechnology – 3.4%
AbbVie Inc	2,014,881	308,599,174
Sarepta Therapeutics Inc*	912,762	68,420,640
United Therapeutics Corp*	137,432	32,384,476
Vertex Pharmaceuticals Inc*	321,814	90,683,967
		500,088,257
Capital Markets – 0.9%
Blackstone Group Inc	942,641	85,997,138
LPL Financial Holdings Inc	242,319	44,703,009
		130,700,147
Chemicals – 0.8%
Sherwin-Williams Co	522,695	117,036,637
Diversified Financial Services – 0.5%
Apollo Global Management Inc	1,388,538	67,316,322
Entertainment – 1.3%
Liberty Media Corp-Liberty Formula One*	3,000,713	190,455,254
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp	787,351	201,239,042
Health Care Equipment & Supplies – 2.8%
Align Technology Inc*	405,339	95,931,581
Danaher Corp	195,351	49,525,386
DexCom Inc*	435,068	32,425,618
Edwards Lifesciences Corp*	1,437,035	136,647,658
Intuitive Surgical Inc*	423,630	85,026,777
		399,557,020
Health Care Providers & Services – 2.9%
UnitedHealth Group Inc	816,442	419,349,104
Hotels, Restaurants & Leisure – 1.2%
Aramark	3,249,830	99,542,293
Caesars Entertainment Inc*	2,000,561	76,621,486
		176,163,779
Household Durables – 0.8%
Garmin Ltd	1,132,654	111,283,256
Household Products – 1.8%
Procter & Gamble Co	1,806,205	259,714,217
Industrial Conglomerates – 0.8%
Honeywell International Inc	629,361	109,389,235
Information Technology Services – 7.5%
Fidelity National Information Services Inc	892,178	81,785,957
Global Payments Inc	504,030	55,765,879
Mastercard Inc	1,329,618	419,467,887
Okta Inc*	591,872	53,505,229
Snowflake Inc - Class A*	665,894	92,599,220
Visa Inc	1,991,694	392,144,632
		1,095,268,804
Insurance – 0.5%
Aon PLC - Class A	288,843	77,895,180
Interactive Media & Services – 7.2%
Alphabet Inc - Class C*	453,289	991,547,023
Match Group Inc*	707,766	49,324,213
		1,040,871,236
Internet & Direct Marketing Retail – 7.7%
Amazon.com Inc*	8,216,253	872,648,231
Booking Holdings Inc*	137,636	240,723,988
Wayfair Inc - Class A*,#	265,894	11,582,343
		1,124,954,562

Shares or Principal Amounts		Value
Common Stocks– (continued)
Life Sciences Tools & Services – 0.7%
Illumina Inc*	188,432	$34,739,324
Thermo Fisher Scientific Inc	124,079	67,409,639
		102,148,963
Machinery – 1.8%
Deere & Co	537,482	160,959,735
Ingersoll Rand Inc	2,321,290	97,679,883
		258,639,618
Oil, Gas & Consumable Fuels – 1.3%
EOG Resources Inc	1,751,268	193,410,038
Pharmaceuticals – 2.6%
AstraZeneca PLC (ADR)	2,343,484	154,833,988
Eli Lilly & Co	523,939	169,876,742
Horizon Therapeutics PLC*	596,783	47,599,412
		372,310,142
Professional Services – 1.1%
CoStar Group Inc*	2,674,406	161,560,866
Road & Rail – 1.5%
JB Hunt Transport Services Inc	776,218	122,231,048
Uber Technologies Inc*	5,012,008	102,545,684
		224,776,732
Semiconductor & Semiconductor Equipment – 10.1%
Advanced Micro Devices Inc*	2,973,627	227,393,257
ASML Holding NV	381,627	181,608,657
Lam Research Corp	455,609	194,157,775
Marvell Technology Inc	2,185,273	95,124,934
NVIDIA Corp	4,017,056	608,945,519
Teradyne Inc	827,149	74,071,193
Texas Instruments Inc	555,193	85,305,404
		1,466,606,739
Software – 20.3%
Adobe Inc*	272,289	99,674,111
Atlassian Corp PLC - Class A*	1,145,623	214,689,750
Autodesk Inc*	296,685	51,017,953
Avalara Inc*	950,832	67,128,739
Cadence Design Systems Inc*	686,053	102,928,532
Microsoft Corp	6,634,900	1,704,041,367
ServiceNow Inc*	275,533	131,021,452
Synopsys Inc*	400,235	121,551,370
Tyler Technologies Inc*	360,055	119,711,086
Workday Inc - Class A*	1,181,291	164,884,598
Zendesk Inc*	2,430,473	180,025,135
		2,956,674,093
Specialty Retail – 1.1%
Burlington Stores Inc*	793,955	108,160,490
Olaplex Holdings Inc*	3,475,713	48,972,796
		157,133,286
Technology Hardware, Storage & Peripherals – 6.4%
Apple Inc	6,780,581	927,041,034
Textiles, Apparel & Luxury Goods – 2.3%
Deckers Outdoor Corp*	608,781	155,452,228
NIKE Inc - Class B	1,775,317	181,437,397
		336,889,625
Trading Companies & Distributors – 1.2%
Ferguson PLC	1,569,469	175,508,211
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	1,116,215	150,175,566
Total Common Stocks (cost $10,314,854,252)		14,506,094,143
Preferred Stocks– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc PP*,¢,£,§((cost $3,000,000)	2,727,273	3
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $373,782)	373,782	373,820
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	8,453,805	8,453,805

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 1.5600%, 7/1/22	$2,113,451	$2,113,451
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,567,256)		10,567,256
Total Investments (total cost $10,328,795,290) – 99.9%		14,517,035,222
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		13,310,919
Net Assets – 100%		$14,530,346,141

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$13,965,902,827	96.2%
Australia	214,689,750	1.5
Netherlands	181,608,657	1.2
United Kingdom	154,833,988	1.1

Total	$14,517,035,222	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/22
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	$-	$-	$(2,999,997)	$3
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	43,289	1,449	38	373,820
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	516,730∆	-	-	8,453,805
Total Affiliated Investments - 0.1%	$560,019	$1,449	$(2,999,959)	$8,827,628

(1) For securities that were affiliated for a portion of the period ended June 30, 2022, this column reflects amounts for the entire period ended June 30, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	3,000,000	-	-	3
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	-	971,728,196	(971,355,863)	373,820
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	1,570,800	616,216,041	(609,333,036)	8,453,805

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $3, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc PP	1/26/21	$3,000,000	$3	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$14,506,094,143	$-	$-
Preferred Stocks	-	-	3
Investment Companies	-	373,820	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,567,256	-
Total Assets	$14,506,094,143	$10,941,076	$3

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70249 08-22